The Gabelli ABC Fund | Summary, Gabelli ABC Fund - Class AAA
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	The Gabelli ABC Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The Gabelli ABC Fund Class AAA Shares
Management Fees	0.50%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli ABC Fund Class AAA Shares	65	205	357	798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 363% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” — the value informed investors would be willing to pay to acquire the entire company, and virtually risk-free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may invest up to 25% of its assets in lower quality fixed income securities in order to seek higher income and capital appreciation. The Fund may also enter into short sales as a hedge against various positions. For additional information about selection of investments suitable for the Fund, see page 7.

In selecting investments for the Fund, the Adviser considers a number of factors, including:

• the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company

• the interest or dividend income generated by the securities

• the potential for capital appreciation of the securities

• the prices of the securities relative to other comparable securities

• whether the securities are entitled to the benefits of sinking funds or other protective conditions

• the existence of any anti-dilution protections or guarantees of the security

• the diversification of the Fund’s portfolio as to issuers

The Adviser also evaluates the issuer’s free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, or indigenous to the company, or country that will surface additional value.

Principal Risks

You May Want to Invest in the Fund if:

• you favor a conservative approach to investments and returns

• you seek stability of principal more than growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share (“NAV”) than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rates, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price, or may not close on the expected date. The investment policies of the Fund may lead to higher portfolio turnover rates which could negatively impact the Fund’s performance. The Fund is also subject to the risk that the potential private market value of the Fund’s stocks will never be realized or that the portfolio securities’ prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.

The principal risks presented by the Fund are:

• General. The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

• Market Risk. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company’s securities will decline significantly, or the transaction may take longer than expected to be completed.

• Portfolio Turnover Risk. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could negatively impact the Fund’s performance.

• Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

• Hedging Risk. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

• Lower Rated Securities. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Short Sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI ABC FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended March 31, 2006) and the lowest return for a quarter was (1.2)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Gabelli ABC Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA Shares	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)	Return Before Taxes		4.11%	5.21%	4.32%	May 14, 1993
Return After Taxes on Distributions Class AAA Shares	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)	Return After Taxes on Distributions		3.36%	3.69%	3.12%	May 14, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)	Return After Taxes on Distributions and Sale of Fund Shares		2.74%	3.68%	3.07%	May 14, 1993
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
Lipper U.S. Treasury Money Market Fund Average		Lipper U.S. Treasury Money Market Fund Average	(reflects no deduction for fees, expenses, or taxes)	0.02%	1.97%	1.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

The Gabelli ABC Fund | Summary, Gabelli ABC Fund - Advisor Class
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	The Gabelli ABC Fund Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The Gabelli ABC Fund Advisor Class Shares
Management Fees	0.50%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

Expense Example

This example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli ABC Fund Advisor Class Shares	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 363% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s portfolio manager of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” — the value informed investors would be willing to pay to acquire the entire company, and virtually risk-free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may also invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may invest up to 25% of its assets in lower quality fixed income securities in order to seek higher income and capital appreciation. The Fund may also enter into short sales as a hedge against various positions. For additional information about selection of investments suitable for the Fund, see page 7.

In selecting investments for the Fund, the Adviser considers a number of factors, including:

• the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company

• the interest or dividend income generated by the securities

• the potential for capital appreciation of the securities

• the prices of the securities relative to other comparable securities

• whether the securities are entitled to the benefits of sinking funds or other protective conditions

• the existence of any anti-dilution protections or guarantees of the security

• the diversification of the Fund’s portfolio as to issuers

The Adviser also evaluates the issuer’s free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, or indigenous to the company, or country that will surface additional value.

Principal Risks

You May Want to Invest in the Fund if:

• you favor a conservative approach to investments and returns

• you seek stability of principal more than growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share (“NAV”) than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rates, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price, or may not close on the expected date. The investment policies of the Fund may lead to higher portfolio turnover rates which could negatively impact the Fund’s performance. The Fund is also subject to the risk that the potential private market value of the Fund’s stocks will never be realized or that the portfolio securities’ prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.

The principal risks presented by the Fund are:

• General. The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

• Market Risk. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company’s securities will decline significantly, or the transaction may take longer than expected to be completed.

• Portfolio Turnover Risk. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could negatively impact the Fund’s performance.

• Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

• Hedging Risk. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

• Lower Rated Securities. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Short Sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compares with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI ABC FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the years ended 2001 through April 30, 2007 and total returns for the Advisor Class Shares for the period May 1, 2007 through 2010. During the years shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended March 31, 2006) and the lowest return for a quarter was (1.2)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Gabelli ABC Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Advisor Class Shares	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)	Return Before Taxes		3.81%	5.02%	4.23%	May 1, 2007
Return After Taxes on Distributions Advisor Class Shares	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)	Return After Taxes on Distributions		3.06%	3.51%	3.03%	May 1, 2007
Return After Taxes on Distributions and Sale of Fund Shares Advisor Class Shares	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)	Return After Taxes on Distributions and Sale of Fund Shares		2.55%	3.53%	2.99%	May 1, 2007
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
Lipper U.S. Treasury Money Market Fund Average		Lipper U.S. Treasury Money Market Fund Average	(reflects no deduction for fees, expenses, or taxes)	0.02%	1.97%	1.81%

The returns shown for Advisor Class prior to its first issuance date are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. Both Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GABELLI INVESTOR FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000893783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
The Gabelli ABC Fund | Class AAA Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.60%
2002	rr_AnnualReturn2002	0.90%
2003	rr_AnnualReturn2003	4.90%
2004	rr_AnnualReturn2004	1.90%
2005	rr_AnnualReturn2005	5.00%
2006	rr_AnnualReturn2006	12.00%
2007	rr_AnnualReturn2007	7.10%
2008	rr_AnnualReturn2008	(2.60%)
2009	rr_AnnualReturn2009	6.00%
2010	rr_AnnualReturn2010	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
The Gabelli ABC Fund | Advisor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.60%
2002	rr_AnnualReturn2002	0.90%
2003	rr_AnnualReturn2003	4.90%
2004	rr_AnnualReturn2004	1.90%
2005	rr_AnnualReturn2005	5.00%
2006	rr_AnnualReturn2006	12.00%
2007	rr_AnnualReturn2007	6.90%
2008	rr_AnnualReturn2008	(2.80%)
2009	rr_AnnualReturn2009	5.80%
2010	rr_AnnualReturn2010	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
The Gabelli ABC Fund | Summary, Gabelli ABC Fund - Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:	gifi893783_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gifi893783_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 363% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	363.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” — the value informed investors would be willing to pay to acquire the entire company, and virtually risk-free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may invest up to 25% of its assets in lower quality fixed income securities in order to seek higher income and capital appreciation. The Fund may also enter into short sales as a hedge against various positions. For additional information about selection of investments suitable for the Fund, see page 7.

In selecting investments for the Fund, the Adviser considers a number of factors, including:

• the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company

• the interest or dividend income generated by the securities

• the potential for capital appreciation of the securities

• the prices of the securities relative to other comparable securities

• whether the securities are entitled to the benefits of sinking funds or other protective conditions

• the existence of any anti-dilution protections or guarantees of the security

• the diversification of the Fund’s portfolio as to issuers

The Adviser also evaluates the issuer’s free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, or indigenous to the company, or country that will surface additional value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you favor a conservative approach to investments and returns

• you seek stability of principal more than growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share (“NAV”) than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rates, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price, or may not close on the expected date. The investment policies of the Fund may lead to higher portfolio turnover rates which could negatively impact the Fund’s performance. The Fund is also subject to the risk that the potential private market value of the Fund’s stocks will never be realized or that the portfolio securities’ prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.

The principal risks presented by the Fund are:

• General. The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

• Market Risk. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company’s securities will decline significantly, or the transaction may take longer than expected to be completed.

• Portfolio Turnover Risk. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could negatively impact the Fund’s performance.

• Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

• Hedging Risk. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

• Lower Rated Securities. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Short Sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.
Performance	gifi893783_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI ABC FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended March 31, 2006) and the lowest return for a quarter was (1.2)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli ABC Fund | Summary, Gabelli ABC Fund - Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:	gifi893783_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gifi893783_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 363% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	363.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s portfolio manager of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” — the value informed investors would be willing to pay to acquire the entire company, and virtually risk-free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may also invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may invest up to 25% of its assets in lower quality fixed income securities in order to seek higher income and capital appreciation. The Fund may also enter into short sales as a hedge against various positions. For additional information about selection of investments suitable for the Fund, see page 7.

In selecting investments for the Fund, the Adviser considers a number of factors, including:

• the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company

• the interest or dividend income generated by the securities

• the potential for capital appreciation of the securities

• the prices of the securities relative to other comparable securities

• whether the securities are entitled to the benefits of sinking funds or other protective conditions

• the existence of any anti-dilution protections or guarantees of the security

• the diversification of the Fund’s portfolio as to issuers

The Adviser also evaluates the issuer’s free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, or indigenous to the company, or country that will surface additional value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in securities of domestic and foreign issuers that the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”) believes provide attractive opportunities for appreciation or investment income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you favor a conservative approach to investments and returns

• you seek stability of principal more than growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share (“NAV”) than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rates, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price, or may not close on the expected date. The investment policies of the Fund may lead to higher portfolio turnover rates which could negatively impact the Fund’s performance. The Fund is also subject to the risk that the potential private market value of the Fund’s stocks will never be realized or that the portfolio securities’ prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.

The principal risks presented by the Fund are:

• General. The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

• Market Risk. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company’s securities will decline significantly, or the transaction may take longer than expected to be completed.

• Portfolio Turnover Risk. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could negatively impact the Fund’s performance.

• Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

• Hedging Risk. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

• Lower Rated Securities. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Short Sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed and you could lose some of the amount you invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.
Performance	gifi893783_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compares with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compares with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI ABC FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the years ended 2001 through April 30, 2007 and total returns for the Advisor Class Shares for the period May 1, 2007 through 2010. During the years shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended March 31, 2006) and the lowest return for a quarter was (1.2)% (quarter ended December 31, 2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows total returns for Class AAA Shares for the years ended 2001 through April 30, 2007 and total returns for the Advisor Class Shares for the period May 1, 2007 through 2010.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Advisor Class prior to its first issuance date are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. Both Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Advisor Class prior to its first issuance date are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. Both Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli ABC Fund | Return Before Taxes | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	4.11%
Past Five Years	rr_AverageAnnualReturnYear05	5.21%
Past Ten Years	rr_AverageAnnualReturnYear10	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 1993
The Gabelli ABC Fund | Return Before Taxes | Advisor Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	3.81%
Past Five Years	rr_AverageAnnualReturnYear05	5.02%
Past Ten Years	rr_AverageAnnualReturnYear10	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
The Gabelli ABC Fund | Return After Taxes on Distributions | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	3.36%
Past Five Years	rr_AverageAnnualReturnYear05	3.69%
Past Ten Years	rr_AverageAnnualReturnYear10	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 1993
The Gabelli ABC Fund | Return After Taxes on Distributions | Advisor Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	3.06%
Past Five Years	rr_AverageAnnualReturnYear05	3.51%
Past Ten Years	rr_AverageAnnualReturnYear10	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
The Gabelli ABC Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Class AAA Shares (first issued on 05/14/93)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	2.74%
Past Five Years	rr_AverageAnnualReturnYear05	3.68%
Past Ten Years	rr_AverageAnnualReturnYear10	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 1993
The Gabelli ABC Fund | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli ABC Fund Advisor Class Shares (first issued on 5/01/07)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	2.55%
Past Five Years	rr_AverageAnnualReturnYear05	3.53%
Past Ten Years	rr_AverageAnnualReturnYear10	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
The Gabelli ABC Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	15.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.42%
The Gabelli ABC Fund | Lipper U.S. Treasury Money Market Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper U.S. Treasury Money Market Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	0.02%
Past Five Years	rr_AverageAnnualReturnYear05	1.97%
Past Ten Years	rr_AverageAnnualReturnYear10	1.81%